Basis of Preparation	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement of IFRS Compliance [Abstract]
Basis of Preparation	BASIS OF PREPARATION
a)Preparation
These consolidated financial statements are presented under International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The policies applied in these consolidated financial statements are based on IFRS issued and outstanding as of March 2, 2022, the date the Board of Directors approved the statements.
The Company’s presentation currency is Canadian dollars and all amounts reported are Canadian dollars unless noted otherwise. References to “US$” and "US dollars" are to United States ("U.S.") dollars. Crescent Point's Canadian and U.S. operations are aggregated into one reportable segment based on similar economic characteristics and the similar nature of the assets, products, production processes and customers.
b)Basis of measurement, functional and presentation currency
The Company’s presentation currency is Canadian dollars. The accounts of the Company’s foreign operations that have a functional currency different from the Company’s presentation currency are translated into the Company’s presentation currency at period end exchange rates for assets and liabilities and at the average rate over the period for revenues and expenses. Translation gains and losses relating to the foreign operations are recognized in other comprehensive income as cumulative translation adjustments.
c)Use of estimates and judgments
The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future years affected.
The COVID-19 pandemic, and actions taken in response, have resulted in a significant disruption to the global economy, in particular the oil and gas industry. Although demand for and pricing of energy products has stabilized, the pandemic has, in the past, impacted the demand for and pricing of energy products, including crude oil and condensate, NGLs and natural gas produced by the Company.
As there are many variables and uncertainties regarding the COVID-19 pandemic, as well as its impact on the economic environment, including the duration and magnitude of any further disruption in the oil and gas industry, it is not possible to precisely estimate the potential long-term impact of the COVID-19 pandemic on the Company's financial condition and operations. There may also be effects that are not currently known as the full impact of the COVID-19 pandemic is still uncertain and the situation continues to evolve. This presents various risks and uncertainty, including to management's judgments, estimates and assumptions that affect the application of accounting policies.
The Company also faces uncertainties related to future environmental laws and climate-related regulations, which could affect the Company's financial position and future earnings. This transition to a lower-carbon society, as well as the physical impacts of climate change, could result in increased operating costs and reduced demand for oil and gas products. As a result, this could change a number of variables and assumptions used to determine the estimated recoverable amounts of the Company's oil and gas assets. The unpredictable nature, timing and extent of climate-related initiatives presents various risks and uncertainties, including to management's judgements, estimates and assumptions that affect the application of accounting policies. Significant estimates and judgments made by management in the preparation of these consolidated financial statements are outlined below.
Oil and gas activities
Reserves estimates, although not reported as part of the Company’s consolidated financial statements, can have a significant effect on net income, assets and liabilities as a result of their impact on depletion, depreciation and amortization (“DD&A”), decommissioning liability, deferred taxes, asset impairments and impairment reversals, and business combinations. Independent petroleum reservoir engineers perform evaluations of the Company’s oil and gas reserves on an annual basis. The estimation of reserves is an inherently complex process requiring significant judgment. Estimates of economically recoverable oil and gas reserves are based upon a number of variables and assumptions such as geoscientific interpretation, production forecasts, commodity prices, costs and related future cash flows, all of which may vary considerably from actual results. These estimates are expected to be revised upward or downward over time, as additional information such as reservoir performance becomes available, or as economic conditions change.
For purposes of impairment testing, property, plant and equipment (“PP&E”) is aggregated into cash-generating units (“CGUs”), based on separately identifiable and largely independent cash inflows. The determination of the Company’s CGUs is subject to judgment. Factors considered in the classification of CGUs include the integration between assets, shared infrastructures, the existence of common sales points, geography, geologic structure and the manner in which management monitors and makes decisions regarding operations.
The determination of technical feasibility and commercial viability, based on the presence of reserves and which results in the transfer of assets from exploration and evaluation ("E&E") to PP&E, is subject to judgment.
The Company conducted an analysis of its CGUs to determine if their composition was still reflective of the Company's core operating areas after major property acquisitions and dispositions in the first half of 2021. The Company conducted its analysis on July 1, 2021, and determined that its Dodsland Viking assets better align with the Southwest Saskatchewan CGU. Previously, these assets were included in the Southern Alberta CGU, now referred to as the Alberta CGU. At the time of realignment, the Company estimated recoverable amounts of its new CGUs and compared them to the recoverable amounts of its previous CGUs and the respective carrying amounts and noted that no incremental impairment or impairment reversal would arise as a result of the realignment.
Decommissioning liability
Upon retirement of its oil and gas assets, the Company anticipates incurring substantial costs associated with decommissioning. Estimates of these costs are subject to uncertainty associated with the method, timing and extent of future decommissioning activities. The liability, the related asset and the expense are impacted by estimates with respect to the cost and timing of decommissioning.
Business combinations
Business combinations are accounted for using the acquisition method of accounting. The determination of fair value often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of PP&E and E&E assets acquired generally require the most judgment and include estimates of reserves acquired, forecast benchmark commodity prices and discount rates. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities and goodwill. Future net earnings can be affected as a result of changes in future DD&A, asset impairment or goodwill impairment.
Fair value measurement
The estimated fair value of derivative instruments resulting in derivative assets and liabilities, by their very nature, are subject to measurement uncertainty. Estimates included in the determination of the fair value of derivative instruments include forward benchmark prices, discount rates, share price, forward foreign exchange rates and forward interest rates.
Joint control
Judgment is required to determine when the Company has joint control over an arrangement, which requires an assessment of the capital and operating activities of the projects it undertakes with partners and when the decisions in relation to those activities require unanimous consent.
Share-based compensation
Compensation costs recorded pursuant to share-based compensation plans are subject to estimated fair values, forfeiture rates and the future attainment of performance criteria.
Income taxes
Tax regulations and legislation and the interpretations thereof are subject to change. In addition, deferred income tax assets and liabilities recognize the extent that temporary differences will be receivable and payable in future periods. The calculation of the asset and liability involves a significant amount of estimation including an evaluation of when the temporary differences will reverse, an analysis of the amount of future taxable earnings, expected cash flows from estimated proved plus probable reserves and the application of tax laws. Changes in tax regulations and legislation and the other assumptions listed are subject to measurement uncertainty.